GOVERNMENT GRANTS (Tables)	12 Months Ended
Mar. 31, 2025
Disclosure of government grants [abstract]
Disclosure of government grants received or receivable [Table Text Block]
	2025	2024
	$	$
National Research Council	-	46,322
Public Works and Government Services Canada	-	304,391
DAIR Green Fund	-	67,500
Total government grants received or receivable	-	418,213